Financial Instruments - Schedule of Major Financial Assets Measured at Fair Value (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments	¥ 298,290	$ 42,655	¥ 63,064
Fair value measurements [Member]
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments	298,290		63,064
Total	298,290		63,064
Fair value measurements [Member] | Significant other observable inputs (Level 2) [Member]
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments	298,290		63,064
Total	¥ 298,290		¥ 63,064